Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (329)	$ 2,717	$ 2,006	$ 8,932	$ (5,835)	$ (7,982)	$ (2,258)	$ (7,231)	$ (2,723)	$ 239	$ 3,097	$ 7,820	$ (20,194)	$ (12,403)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign currency translation adjustment												(420)	(135)	0
COMPREHENSIVE INCOME (LOSS)	(125)			8,795						473	2,846	7,400	(20,329)	(12,403)
Comprehensive (income) loss attributable to noncontrolling interests	131			139						294	329	924	358	8,860
Comprehensive (income) loss attributable to redeemable noncontrolling interests	294			(90)						259	(151)	1,495	1,484	1,147
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	300			8,844						1,026	3,024	9,819	(18,487)	(2,396)
(Income) loss from consolidated entities attributable to noncontrolling interests	$ (131)			$ (118)						$ (294)	$ (291)	$ (924)	$ (358)	$ (8,860)